Loans - Allowance for Loan Losses (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance				$ 20,504				$ 13,053	$ 20,504	$ 13,053	$ 10,155
Provision (credit) for loan losses	1,840	151	3,219	1,260	2,803	2,344	2,170	1,264	6,470	8,581	3,663
Charge-offs									(2,560)	(2,004)	(1,502)
Recoveries									921	874	737
Ending balance	25,335				20,504				25,335	20,504	13,053
Amount of allowance for loan losses for loans deemed to be impaired	376				649				376	649
Amount of allowance for loan losses for loans not deemed to be impaired	24,959				19,855				24,959	19,855
Total, Amount of allowance	25,335				20,504				25,335	20,504	13,053
Amount of allowance for loan losses for loans acquired with deteriorated credit quality included above	56				130				56	130
Loans deemed to be impaired	33,472				41,181				33,472	41,181
Loans not deemed to be impaired	2,258,784				1,765,756				2,258,784	1,765,756
Total, Amount of allowance impaired	2,292,256				1,806,937				2,292,256	1,806,937
One-to Four-Family [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance				2,507				1,861	2,507	1,861	1,130
Provision (credit) for loan losses									(217)	919	795
Charge-offs									(531)	(599)	(192)
Recoveries									232	326	128
Ending balance	1,991				2,507				1,991	2,507	1,861
Amount of allowance for loan losses for loans deemed to be impaired	132				128				132	128
Amount of allowance for loan losses for loans not deemed to be impaired	1,859				2,379				1,859	2,379
Total, Amount of allowance	1,991				2,507				1,991	2,507	1,861
Amount of allowance for loan losses for loans acquired with deteriorated credit quality included above	44				31				44	31
Loans deemed to be impaired	4,089				4,486				4,089	4,486
Loans not deemed to be impaired	450,059				438,742				450,059	438,742
Total, Amount of allowance impaired	454,148				443,228				454,148	443,228
Multi-Family Residential Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance				1,431				1,361	1,431	1,361	1,038
Provision (credit) for loan losses									1,084	114	280
Charge-offs									(96)	(72)
Recoveries										28	43
Ending balance	2,419				1,431				2,419	1,431	1,361
Amount of allowance for loan losses for loans deemed to be impaired					90					90
Amount of allowance for loan losses for loans not deemed to be impaired	2,419				1,341				2,419	1,341
Total, Amount of allowance	2,419				1,431				2,419	1,431	1,361
Amount of allowance for loan losses for loans acquired with deteriorated credit quality included above					90					90
Loans deemed to be impaired	4,002				5,784				4,002	5,784
Loans not deemed to be impaired	284,170				173,164				284,170	173,164
Total, Amount of allowance impaired	288,172				178,948				288,172	178,948
Home Equity Lines of Credit [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance				226				245	226	245	227
Provision (credit) for loan losses									(71)	33	136
Charge-offs										(52)	(123)
Recoveries											5
Ending balance	155				226				155	226	245
Amount of allowance for loan losses for loans deemed to be impaired
Amount of allowance for loan losses for loans not deemed to be impaired	155				226				155	226
Total, Amount of allowance	155				226				155	226	245
Amount of allowance for loan losses for loans acquired with deteriorated credit quality included above
Loans deemed to be impaired	21				22				21	22
Loans not deemed to be impaired	54,478				60,885				54,478	60,885
Total, Amount of allowance impaired	54,499				60,907				54,499	60,907
Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance				10,405				6,980	10,405	6,980	5,238
Provision (credit) for loan losses									2,426	3,917	1,875
Charge-offs										(719)	(150)
Recoveries										227	17
Ending balance	12,831				10,405				12,831	10,405	6,980
Amount of allowance for loan losses for loans deemed to be impaired	190				204				190	204
Amount of allowance for loan losses for loans not deemed to be impaired	12,641				10,201				12,641	10,201
Total, Amount of allowance	12,831				10,405				12,831	10,405	6,980
Amount of allowance for loan losses for loans acquired with deteriorated credit quality included above	12				9				12	9
Loans deemed to be impaired	10,820				12,146				10,820	12,146
Loans not deemed to be impaired	1,021,588				783,496				1,021,588	783,496
Total, Amount of allowance impaired	1,032,408				795,642				1,032,408	795,642
Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance				3,656				1,430	3,656	1,430	2,042
Provision (credit) for loan losses									1,525	2,382	(240)
Charge-offs									(1,362)	(398)	(869)
Recoveries									555	242	497
Ending balance	4,374				3,656				4,374	3,656	1,430
Amount of allowance for loan losses for loans deemed to be impaired	54				227				54	227
Amount of allowance for loan losses for loans not deemed to be impaired	4,320				3,429				4,320	3,429
Total, Amount of allowance	4,374				3,656				4,374	3,656	1,430
Amount of allowance for loan losses for loans acquired with deteriorated credit quality included above
Loans deemed to be impaired	13,308				18,319				13,308	18,319
Loans not deemed to be impaired	195,491				154,936				195,491	154,936
Total, Amount of allowance impaired	208,799				173,255				208,799	173,255
Commercial Business Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance				2,174				1,061	2,174	1,061	448
Provision (credit) for loan losses									1,523	1,102	685
Charge-offs									(288)		(72)
Recoveries									24	11
Ending balance	3,433				2,174				3,433	2,174	1,061
Amount of allowance for loan losses for loans deemed to be impaired
Amount of allowance for loan losses for loans not deemed to be impaired	3,433				2,174				3,433	2,174
Total, Amount of allowance	3,433				2,174				3,433	2,174	1,061
Amount of allowance for loan losses for loans acquired with deteriorated credit quality included above
Loans deemed to be impaired	1,232				424				1,232	424
Loans not deemed to be impaired	245,773				147,390				245,773	147,390
Total, Amount of allowance impaired	247,005				147,814				247,005	147,814
Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance				105				115	105	115	32
Provision (credit) for loan losses									200	114	132
Charge-offs									(283)	(164)	(96)
Recoveries									110	40	47
Ending balance	132				105				132	105	115
Amount of allowance for loan losses for loans deemed to be impaired
Amount of allowance for loan losses for loans not deemed to be impaired	132				105				132	105
Total, Amount of allowance	132				105				132	105	115
Amount of allowance for loan losses for loans acquired with deteriorated credit quality included above
Loans deemed to be impaired
Loans not deemed to be impaired	7,225				7,143				7,225	7,143
Total, Amount of allowance impaired	7,225				7,143				7,225	7,143
Unallocated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance
Provision (credit) for loan losses
Charge-offs
Recoveries
Ending balance
Amount of allowance for loan losses for loans deemed to be impaired
Amount of allowance for loan losses for loans not deemed to be impaired
Total, Amount of allowance
Amount of allowance for loan losses for loans acquired with deteriorated credit quality included above
Loans deemed to be impaired
Loans not deemed to be impaired
Total, Amount of allowance impaired